Pacer Trendpilot European Index ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Austria - 0.7%
ANDRITZ AG	358	$25,024
Erste Group Bank AG	1,489	136,874
OMV AG	728	37,120
Raiffeisen Bank International AG	662	19,219
Telekom Austria AG	444	4,712
Verbund AG	336	25,058
		248,007

Belgium - 2.3%
Ackermans & van Haaren NV	109	26,794
Ageas SA/NV	983	67,028
Anheuser-Busch InBev SA	5,112	299,858
Cenergy Holdings SA	314	3,677
D'ieteren Group	108	21,421
Elia Group SA/NV	238	27,486
Groupe Bruxelles Lambert NV	422	35,445
KBC Groep NV	1,200	125,660
Lotus Bakeries NV	2	16,981
Sofina SA	74	22,767
Syensqo SA	358	28,582
Titan Cement International SA	194	8,048
UCB SA	633	137,577
Viohalco SA	216	1,496
		822,820

Finland - 2.9%
Elisa OYJ	738	38,034
Fortum Oyj	2,238	41,094
Kesko Oyj - Class B	1,390	30,266
Kone Oyj - Class B	1,601	98,552
Metso Oyj	3,920	49,499
Neste Oyj	2,140	33,787
Nokia OYJ	25,719	105,310
Nordea Bank Abp	16,876	246,514
Orion Oyj - Class B	542	43,483
Sampo Oyj - Class A	12,144	130,494
Stora Enso Oyj - Class R	3,042	31,362
UPM-Kymmene Oyj	2,755	71,526
Valmet Oyj	725	26,236
Wartsila OYJ Abp	2,328	64,399
		1,010,556

France - 27.6%(a)
Accor SA	1,162	59,223
Aeroports de Paris SA	200	24,285
Air Liquide SA	3,054	602,247
Alstom SA (b)	1,898	44,706
Amundi SA (c)	292	21,677
Arkema SA	304	20,781
AXA SA	9,218	448,976
Ayvens SA (c)	1,129	12,182
BioMerieux	225	32,302
BNP Paribas SA	5,301	484,323
Bollore SE	3,596	20,786
Bouygues SA	1,001	41,296
Bureau Veritas SA	1,677	51,749
Capgemini SE	820	122,494
Carrefour SA	2,850	40,883
Cie de Saint-Gobain SA	2,397	274,366
Cie Generale des Etablissements Michelin SCA	3,674	131,066
Credit Agricole SA	4,936	90,972
Danone SA	3,356	275,291
Dassault Aviation SA	96	29,843
Dassault Systemes SE	3,505	115,557
Edenred SE	1,238	35,490
Eiffage SA	352	47,260
Engie SA	9,349	209,327
EssilorLuxottica SA	1,527	454,125
Eurazeo SE	206	12,142
Getlink SE	1,814	32,915
Hermes International SCA	185	454,124
Ipsen SA	172	20,355
Kering	370	91,416
La Francaise des Jeux SACA	558	17,435
Legrand SA	1,333	197,683
L'Oreal SA	1,215	539,857
LVMH Moet Hennessy Louis Vuitton SE	1,348	726,634
Orange SA	11,044	168,193
Pernod Ricard SA	1,019	105,078
Publicis Groupe SA	1,207	110,470
Renault SA	988	36,881
Rexel SA	1,130	34,276
Safran SA	1,843	608,886
Sanofi SA	5,680	511,042
Sartorius Stedim Biotech	143	28,722
Schneider Electric SE	2,868	747,054
SCOR SE	880	28,802
SEB SA	130	9,554
Societe Generale SA	3,806	243,057
Sodexo SA	422	25,187
Teleperformance SE	292	28,565
Thales SA	475	127,820
TOTAL SA	10,773	639,542
Veolia Environnement SA	3,200	108,460
Vinci SA	2,649	367,602
Wendel SA	140	13,157
		9,726,116

Germany - 27.5%(a)
adidas AG	885	169,724
Allianz SE	2,050	812,261
BASF SE	4,739	233,416
Bayer AG	5,220	162,926
Bayerische Motoren Werke AG	1,512	144,735
Bechtle AG	422	18,406
Beiersdorf AG	503	62,569
Brenntag SE	630	39,212
Carl Zeiss Meditec AG	184	10,213
Commerzbank AG	4,448	162,637
Continental AG	554	47,543
Covestro AG (b)	919	62,297
CTS Eventim AG & Co. KGaA	304	34,432
Daimler AG	4,004	228,925
Daimler Truck Holding AG	2,647	129,379
Delivery Hero SE (b)(c)	1,182	35,463
Deutsche Bank AG	9,619	318,174
Deutsche Boerse AG	974	282,440
Deutsche Lufthansa AG	3,086	26,568
Deutsche Post AG	5,028	226,362
Deutsche Telekom AG	17,433	626,281
Deutsche Wohnen SE	250	6,362
DWS Group GmbH & Co. KGaA (c)	162	9,752
E.ON SE	11,763	214,179
Evonik Industries AG	1,292	25,758
Fielmann Group AG	130	8,249
Fraport AG Frankfurt Airport Services Worldwide (b)	184	13,722
Fresenius Medical Care AG	1,116	56,649
Fresenius SE & Co. KGaA	2,191	104,966
FUCHS SE	152	5,369
GEA Group AG	770	55,447
Hannover Rueck SE	314	95,461
Heidelberg Materials AG	666	153,908
Henkel AG & Co. KGaA	500	35,548
HOCHTIEF AG	77	16,845
Infineon Technologies AG	6,894	272,489
KION Group AG	368	22,783
Knorr-Bremse AG	336	33,685
LEG Immobilien SE	380	30,248
Merck KGaA	672	84,588
MTU Aero Engines AG	282	121,712
Muenchener Rueckversicherungs-Gesellschaft AG	691	453,901
Nemetschek SE	301	45,033
Puma SE	542	11,532
Rational AG	28	21,712
Rheinmetall AG	229	453,547
RWE AG	3,531	144,702
SAP SE	5,440	1,557,000
Scout24 SE (c)	361	48,366
Siemens AG	3,884	996,852
Siemens Energy AG (b)	3,367	391,927
Siemens Healthineers AG (c)	1,577	85,125
Symrise AG	698	63,326
Talanx AG	314	41,782
Traton SE	326	11,213
Volkswagen AG	152	16,323
Vonovia SE	3,723	115,904
Wacker Chemie AG	96	7,198
Zalando SE (b)(c)	1,200	35,222
		9,702,348

Greece - 1.0%
Aegean Airlines SA	206	2,967
Aktor SA Holding Co. Technical And Energy Projects (b)	260	1,851
Alpha Bank SA	10,836	40,808
Athens International Airport SA	380	4,337
Athens Water Supply & Sewage Co. SA	216	1,807
Autohellas Tourist and Trading SA	96	1,166
Ellaktor SA	422	641
Eurobank Ergasias SA	12,988	47,993
FF Group (b)(d)	1,259	6,897
GEK TERNA SA	304	7,514
Hellenic Telecommunications Organization SA	778	14,117
HELLENiQ ENERGY Holdings SA	478	4,203
Holding Co. ADMIE IPTO SA	586	2,214
Intralot SA-Integrated Information Systems & Gaming Services (b)	1,336	1,692
JUMBO SA	554	18,739
LAMDA Development SA (b)	412	3,136
Metlen Energy & Metals SA	564	31,139
Motor Oil Hellas Corinth Refineries SA	292	8,391
National Bank of Greece SA	4,314	60,505
OPAP SA	956	21,449
Optima bank SA	1,007	8,309
Piraeus Financial Holdings SA	5,543	42,825
Piraeus Port Authority SA	42	2,310
Public Power Corp. SA	1,000	16,262
Quest Holdings SA	140	1,169
Sarantis SA	152	2,324
		354,765

Ireland - 0.9%
AIB Group PLC	10,901	86,460
Bank of Ireland Group PLC	5,216	70,269
Glanbia PLC	956	13,910
Kerry Group PLC - Class A	875	81,032
Kingspan Group PLC	816	67,653
		319,324

Italy - 9.3%
A2A SpA	7,902	19,235
Amplifon SpA	662	11,155
Banca Mediolanum SpA	1,108	19,599
Banca Monte dei Paschi di Siena SpA	4,488	38,239
Banco BPM SpA	7,815	99,887
BPER Banca SPA	5,080	50,065
Brunello Cucinelli SpA	172	19,338
Buzzi SpA	434	22,644
Davide Campari-Milano NV	2,874	19,876
DiaSorin SpA	108	10,562
Enel SpA	41,115	362,836
Eni SpA	10,894	185,365
Ferrari NV	631	277,454
FinecoBank Banca Fineco SpA	3,258	69,602
Generali	5,132	191,629
Hera SpA	3,925	16,779
Infrastrutture Wireless Italiane SpA (c)	1,770	20,926
Interpump Group SpA	412	16,907
Intesa Sanpaolo SpA	83,022	501,674
Italgas SpA	2,936	24,275
Leonardo SpA	2,132	115,010
Mediobanca Banca di Credito Finanziario SpA	3,004	66,301
Moncler SpA	1,172	62,782
Nexi SpA (c)	2,524	14,431
Pirelli & C SpA (c)	1,902	12,850
Poste Italiane SpA (c)	2,326	50,341
Prysmian SpA	1,518	121,922
Recordati Industria Chimica e Farmaceutica SpA	554	31,864
Reply SpA	118	18,529
Snam SpA	10,917	63,214
Telecom Italia SpA (b)	56,194	25,889
Telecom Italia SpA - Savings Shares (b)	24,096	12,432
Terna Rete Elettrica Nazionale SpA	7,462	71,974
UniCredit SpA	8,261	609,297
Unipol Assicurazioni SpA	1,934	38,878
		3,293,761

Luxembourg - 0.5%
ArcelorMittal	2,249	70,632
CVC Capital Partners PLC (c)	1,086	20,957
Eurofins Scientific SE	578	44,405
RTL Group SA	184	7,265
Tenaris SA	1,934	34,078
		177,337

Netherlands - 14.4%
Aalberts Industries NV	500	16,068
ABN AMRO Group NV (c)	2,728	78,951
Adyen NV (b)(c)	137	236,174
Aegon Ltd.	6,792	48,707
Airbus SE	3,096	621,977
Akzo Nobel NV	880	55,314
Argenx SE (b)	323	219,101
ASM International NV	249	121,478
ASML Holding NV	2,088	1,460,911
ASR Nederland NV	760	50,616
BE Semiconductor Industries NV	363	49,338
CTP NV (c)	607	12,912
Euronext NV (c)	465	75,141
EXOR NV	478	46,231
Heineken Holding NV	584	39,588
Heineken NV	1,473	116,089
IMCD NV	304	33,416
ING Groep NV	16,177	378,270
JDE Peet's NV	792	23,572
Koninklijke Ahold Delhaize NV	4,824	190,478
Koninklijke KPN NV	20,057	89,725
Koninklijke Philips NV	4,324	113,988
Koninklijke Vopak NV	292	13,956
NN Group NV	1,378	93,034
Prosus NV	6,770	388,151
QIAGEN NV	1,134	56,683
Randstad Holding NV	542	25,879
Stellantis NV	11,398	100,976
Universal Music Group NV	4,997	144,731
Wolters Kluwer NV	1,243	193,911
		5,095,366

Poland - 0.1%
InPost SA (b)	1,228	17,686

Portugal - 0.5%
Banco Comercial Portugues SA	46,892	38,615
EDP SA	15,478	66,874
Galp Energia SGPS SA	2,184	41,660
Jeronimo Martins SGPS SA	1,412	34,484
		181,633

Spain - 9.6%
Acciona SA	118	22,650
ACS Actividades de Construccion y Servicios SA	978	67,412
Aena SME SA (c)	3,674	98,928
Amadeus IT Holding SA	2,320	186,443
Banco Bilbao Vizcaya Argentaria SA	30,016	501,483
Banco de Sabadell SA	28,586	105,729
Banco Santander SA	79,935	687,448
Bankinter SA	3,314	47,274
CaixaBank SA	19,329	181,981
Cellnex Telecom SA (c)	2,988	105,707
Corp. ACCIONA Energias Renovables SA	292	7,858
EDP Renovaveis SA	1,554	18,266
Endesa SA	1,630	47,155
Ferrovial SE	2,526	129,432
Grifols SA (b)	1,548	23,177
Iberdrola SA	34,288	600,833
Industria de Diseno Textil SA	5,859	280,223
Mapfre SA	5,108	20,822
Naturgy Energy Group SA	488	15,304
Redeia Corp. SA	2,081	40,254
Repsol SA	5,972	90,507
Telefonica SA	21,710	112,084
		3,390,970

Switzerland - 0.5%
DSM-Firmenich AG	963	92,885
STMicroelectronics NV	3,415	87,512
		180,397
TOTAL COMMON STOCKS (Cost $32,513,311)		34,521,086

PREFERRED STOCKS - 0.7%
Germany - 0.6%
Bayerische Motoren Werke AG, 0.00%	292	25,692
FUCHS SE, 0.00%	352	16,165
Henkel AG & Co. KGaA, 0.00%	866	66,788
Volkswagen AG, 0.00%	1,099	115,535
		224,180

Spain - 0.1%
Grifols SA, Class B, 0.00%	1,326	14,232
TOTAL PREFERRED STOCKS (Cost $236,042)		238,412

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.5%
Belgium - 0.0%(e)
Warehouses De Pauw CVA	880	20,607

France - 0.4%
Covivio SA	282	18,328
Gecina SA	270	26,560
Klepierre	1,054	40,367
Unibail-Rodamco-Westfield	493	47,957
		133,212

Spain - 0.1%
Merlin Properties Socimi SA	1,944	27,021
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $165,237)		180,840

TOTAL INVESTMENTS - 99.0% (Cost $32,914,590)		34,940,338
Other Assets in Excess of Liabilities - 1.0%		360,114
TOTAL NET ASSETS - 100.0%		$35,300,452
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $975,105 or 2.8% of the Fund’s net assets.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $6,897 or 0.0% of net assets as of July 31, 2025.

(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Trendpilot European Index ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$34,514,189	$–	$6,897	$34,521,086
Preferred Stocks	238,412	–	–	238,412
Real Estate Investment Trusts - Common	180,840	–	–	180,840
Total Investments	$34,933,441	$–	$6,897	$34,940,338

Refer to the Schedule of Investments for further disaggregation of investment categories.

PTEU	Balance as of 04/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2025
Common Stocks	$6,846	-	$51	-	-	$-	$-	$6,897

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
PTEU(a)	Fair Value as of 07/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$6,897	Last Trade Price	Stale Data	4.8 EUR

(a) Table presents information for one security: FF Group, which has been valued at 4.8 EUR throughout the period.